VESSEL (Tables)	12 Months Ended
Dec. 31, 2012
Vessels And Equipment Net [Abstract]
Property, plant and equipment

(in thousands of $)	2012	2011
Cost	86,068	86,068
Accumulated depreciation	(43,678)	(40,847)
	42,390	45,221